Note 18 - Other Charges	12 Months Ended
Jan. 31, 2012
Other Charges [Text Block]
Note 18 - Other Charges

Other charges are primarily comprised of charges related to certain restructuring initiatives which have been undertaken from time to time under various restructuring plans. Other charges also include acquisition-related costs with respect to completed and prospective acquisitions. Acquisition-related costs primarily include advisory services, brokerage services and administrative costs. In 2011, other charges also included $0.4 million related to the write-off of certain computer software assets, acquired as part of the Porthus acquisition. These assets became redundant during the year ended January 31, 2011 due to the integration of Porthus into our operations.

Other charges included in our consolidated statements of operations are as follows:

	January 31,	January 31,	January 31,
	2012	2011	2010
Fiscal 2012 restructuring plan	353	-	-
Restructuring related to fiscal 2012 acquisitions	60	-	-
Fiscal 2011 restructuring plan	97	866	-
Restructuring related to fiscal 2011 acquisitions	22	1,011	-
Fiscal 2010 restructuring plan	-	156	754
Acquisition-related costs	1,599	1,545	861
Write-off of redundant assets	-	417	-
	2,131	3,995	1,615

Fiscal 2012 Restructuring Plan

In the fourth quarter of 2012, management approved and began to implement the fiscal 2012 restructuring plan to reduce operating expenses and increase operating margins. To date $0.4 million has been recorded within other charges in conjunction with this restructuring plan. These charges are comprised of workforce reduction charges and office closure costs. This plan is complete with expected remaining office closure costs of $0.1 million to $0.2 million to be expensed in 2013.

The following table shows the changes in the restructuring provision for the fiscal 2012 restructuring plan.

	Workforce Reduction	Office Closure Costs	Total
Balance at January 31, 2011	-	-	-
Accruals and adjustments	314	39	353
Cash draw downs	(305)	(20)	(325)
Balance at January 31, 2012	9	19	28

Restructuring Related to Fiscal 2012 Acquisitions

As described in Note 3 to these consolidated financial statements, we completed three acquisitions during the year ended January 31, 2012. As these acquisitions were completed, management approved and began to implement restructuring plans to integrate and streamline operations. To date $0.1 million has been recorded within other charges in conjunction with this restructuring plan. These charges are comprised of workforce reduction charges. This plan is complete with only the remaining provision below as payable.

The following table shows the changes in the restructuring provision for restructuring related to fiscal 2012 acquisitions.

Workforce Reduction
Balance at January 31, 2011	-
Accruals and adjustments	60
Cash draw downs	(51)
Balance at January 31, 2012	9

Fiscal 2011 Restructuring Plan

In the first quarter of 2011, management approved and began to implement the fiscal 2011 restructuring plan to reduce operating expenses and increase operating margins. To date $1.0 million has been recorded within other charges, with $0.1 million in 2012, in conjunction with this restructuring plan. These charges are comprised of workforce reduction charges, office closure costs and network consolidation costs. This plan is complete with no further expected costs.

The following table shows the changes in the restructuring provision for the fiscal 2011 restructuring plan.

	Workforce Reduction	Office Closure Costs	Network Consolidation Costs	Total
Balance at January 31, 2010	-	-	-	-
Accruals and adjustments	690	142	34	866
Cash draw downs	(380)	(123)	(34)	(537)
Balance at January 31, 2011	310	19	-	329
Accruals and adjustments	(2)	8	91	97
Cash draw downs	(308)	(27)	(91)	(426)
Balance at January 31, 2012	-	-	-	-

Restructuring Related to Fiscal 2011 Acquisitions

As described in Note 3 to these consolidated financial statements, we completed three acquisitions during the year ended January 31, 2011. As these acquisitions were completed, management approved and began to implement restructuring plans to integrate and streamline operations. To date $1.0 million has been recorded within other charges in conjunction with this restructuring plan. These charges are comprised of workforce reduction charges and network consolidation costs. This plan is complete with no further expected costs.

The following table shows the changes in the restructuring provision for restructuring related to fiscal 2011 acquisitions.

	Workforce Reduction	Network Consolidation Costs	Total
Balance at January 31, 2010	-	-	-
Accruals and adjustments	823	188	1,011
Cash draw downs	(765)	(184)	(949)
Balance at January 31, 2011	58	4	62
Accruals and adjustments	(13)	35	22
Cash draw downs	(45)	(39)	(84)
Balance at January 31, 2012	-	-	-

Fiscal 2010 Restructuring Plan

In the first quarter of 2010, management approved and began to implement the fiscal 2010 restructuring plan to reduce operating expenses and increase operating margins. To date $0.9 million has been recorded within other charges in conjunction with this restructuring plan. These charges are comprised of workforce reduction charges, office closure costs and network consolidation costs. This plan is complete with only the remaining provision below as payable.

The following table shows the changes in the restructuring provision for the fiscal 2010 restructuring plan.

	Workforce Reduction	Office Closure Costs	Network Consolidation Costs	Total
Balance at January 31, 2010	95	27	-	122
Accruals and adjustments	100	-	56	156
Cash draw downs	(168)	(27)	(56)	(251)
Noncash draw downs and foreign exchange	2	-	-	2
Balance at January 31, 2011	29	-	-	29
Accruals and adjustments	-	-	-	-
Cash draw downs	-	-	-	-
Noncash draw downs and foreign exchange	-	-	-	-
Balance at January 31, 2012	29	-	-	29